Annual Fund Operating Expenses	Feb. 28, 2025
FORT PITT CAPITAL TOTAL RETURN FUND [Default Label]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.76%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.18%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	1.00%	[1]
FORT PITT CAPITAL TOTAL RETURN FUND
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
North Square Strategic Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
North Square Strategic Income Fund | North Square Strategic Income Fund Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[2]
Distribution or Similar (Non 12b-1) Fees	0.25%
Component1 Other Expenses	0.15%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	1.22%	[4]
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	0.94%	[5]
North Square Strategic Income Fund | North Square Strategic Income Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%	[2]
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.25%
Other Expenses (as a percentage of Assets):	0.32%
Acquired Fund Fees and Expenses	0.01%	[3]
Expenses (as a percentage of Assets)	0.89%	[4]
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.69%	[5]
North Square Select Small Cap Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
North Square Select Small Cap Fund | North Square Select Small Cap Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.70%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.43%
Other Expenses (as a percentage of Assets):	0.44%
Expenses (as a percentage of Assets)	1.14%
Fee Waiver or Reimbursement	(0.20%)
Net Expenses (as a percentage of Assets)	0.94%	[6]
North Square Altrinsic International Equity Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
North Square Altrinsic International Equity Fund | North Square Altrinsic International Equity Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.80%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.06%
Component2 Other Expenses	0.27%
Other Expenses (as a percentage of Assets):	0.33%
Acquired Fund Fees and Expenses	0.01%	[7]
Expenses (as a percentage of Assets)	1.14%	[8]
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.98%	[9]
North Square McKee Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2026
North Square McKee Bond Fund | North Square McKee Bond Fund Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.00%
Component2 Other Expenses	0.32%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.56%
Fee Waiver or Reimbursement	(0.28%)
Net Expenses (as a percentage of Assets)	0.28%	[10]
North Square McKee Bond Fund | North Square McKee Bond Fund Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%
Distribution or Similar (Non 12b-1) Fees	0.00%
Component1 Other Expenses	0.01%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.11%)
Net Expenses (as a percentage of Assets)	0.47%	[10]

[1]	Kovitz Investment Group Partners, LLC (the “Advisor”), has contractually agreed to waive all or a portion of its management fees and reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses (“AFFE”), extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (“Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2027, and may be amended or terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[2]	Restated to reflect current fees.
[3]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds.
[4]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[5]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.93% and 0.68% for the Class A shares and Class I shares, respectively. This agreement is in effect until February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. Prior to January 1, 2025, the Fund’s contractual expense limitations were 1.15% and 0.90% for the Class A shares and Class I shares, respectively.
[6]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.94% for Class I shares. This agreement is in effect until February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[7]	Acquired fund fees and expenses are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds.
[8]	The total annual fund operating expenses and net operating expenses do not correlate to the ratio of expenses to average net assets appearing in the financial highlights table, which reflects only the operating expenses of the Fund and does not include acquired fund fees and expenses.
[9]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, brokerage commissions, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.97%. This agreement is in effect until February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.
[10]	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, brokerage commissions, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.28% and 0.47% for Class R6 and Class I shares, respectively. This agreement is in effect until February 28, 2026, and it may be terminated before that date only by the Trust’s Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.